Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted number of outstanding shares	187,829,202	186,920,154
Number of shares with dilutive effects	189
Weighted number of outstanding shares (diluted and undiluted)	187,829,391	186,920,154
Profit (loss) attributable to ordinary shareholders	€ 20,119	€ (7,154)
Basic	€ 0.11	€ (0.04)
Diluted	€ 0.11	€ (0.04)